Equity Method Investment (Tables)	12 Months Ended
May 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Company’s Share of Equity Method Investments	Activity recorded for the Company’s share of equity method investments is summarized in the following table:
Equity investment carrying amount at May 31, 2022	$—
Payment made for equity method investment	5,368,959
Net income share of the Company	136,656
Dividends received	(2,123,932)
Equity investment carrying amount at May 31, 2023	$3,381,683

Schedule of Summarized Financial Information	The tables below present the summarized financial information, as provided to the Company by the investees, for the unconsolidated companies:
May 31, 2023
Current assets	$14,712,542
Noncurrent assets	138,172
Current liabilities	7,289,746
Noncurrent liabilities	—
Equity	$7,560,968
For the period ended May 31, 2023 (from the acquisition date)*
Net Revenue	$11,799,721
Gross Profit	2,584,720
Income from operations	1,116,717
Net Income	$273,311